Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash	$ 3,324,000	$ 4,088,000	$ 9,521,000
Restricted cash	700,000
Prepaid expenses	465,000	41,000	399,000
Total assets	4,489,000	4,129,000	9,920,000
Long-term restricted cash	7,000	10,000	10,000
Other long-term assets			13,000
Total assets	4,496,000	4,139,000	9,943,000
Current liabilities:
Accounts payable	651,000	272,000	809,000
Accrued expenses and other current liabilities	254,000	57,000	120,000
Total current liabilities	905,000	329,000	929,000
Warrant liability			67,000
Total liabilities	905,000	329,000	996,000
Commitments and contingencies (Note 9)
Stockholders’ Deficit:
Preferred stock, value	950,000
Common stock, value
Additional paid-in capital	306,131,000	306,128,000	306,103,000
Accumulated deficit	(303,490,000)	(302,318,000)	(297,156,000)
Total stockholders’ deficit	3,591,000	3,810,000	8,947,000
Total liabilities and stockholders’ deficit	4,496,000	4,139,000	9,943,000
Eos SENOLYTIXS Inc [Member]
Current assets:
Cash	14,934
Deferred assets	414,442
Prepaid expenses	75,000
Total assets	504,376
Current liabilities:
Accrued expenses	672,227	18,000
Short-term loan	100,000
Accounts payable
Total liabilities	772,227	18,000
Stockholders’ Deficit:
Preferred stock, value
Additional paid-in capital	644,446	311,865	76,845
Contributed Capital
Accumulated deficit	(912,347)	(329,915)	(76,895)
Total stockholders’ deficit	(267,851)	(18,000)
Total liabilities and stockholders’ deficit	504,376
Eos SENOLYTIXS Inc [Member] | Common Class A [Member]
Stockholders’ Deficit:
Common stock, value	40	40	40
Eos SENOLYTIXS Inc [Member] | Common Class B [Member]
Stockholders’ Deficit:
Common stock, value	$ 10	$ 10	$ 10